PROPERTY AND EQUIPMENT (Schedule of major classes of property and equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Furniture, fixtures and equipment	$ 1,569,328	$ 1,290,183
Less: Accumulated depreciation	(1,227,148)	(1,030,002)
Furniture, fixtures and equipment, Net	342,180	260,181	$ 321,143
Depreciation	$ 197,146	$ 159,252